Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	26.00%	18.00%		[1]
Client B
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	10.00%	12.00%	13.00%

[1]	Net revenue did not exceed 10%.